UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-02927

Prudential Tax-Free Money, Inc.

(d/b/a Dryden Tax-Free Money Fund)

(Exact name of registrant as specified in charter)

Gateway Center 3, 100 Mulberry Street, Newark, New Jersey	07102
(Address of principal executive offices)	(Zip code)

Deborah A. Docs

Gateway Center 3,

100 Mulberry Street,

Newark, New Jersey 07102

(Name and address of agent for service)

Registrant’s telephone number, including area code:             800-225-1852

Date of fiscal year end:                 12/31/2007

Date of reporting period:                 6/30/2007

Item 1 – Reports to Stockholders

Dryden Tax-Free Money Fund

JUNE 30, 2007	SEMIANNUAL REPORT

FUND TYPE

Money market

OBJECTIVE

The highest level of current income that is exempt from federal income taxes, consistent with liquidity and the preservation of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of June 30, 2007, were not audited, and accordingly, no auditor’s opinion is expressed on them.

JennisonDryden is a registered trademark of The Prudential Insurance Company of America.

August 15, 2007

Dear Shareholder:

On the following pages, you’ll find your semiannual report for the Dryden Tax-Free Money Fund. The semiannual report is an interim statement furnished between the Fund’s annual reports, which include an analysis of its performance over the fiscal year.

Money market investments such as the Fund are at the low-risk, low-reward end of the risk/reward spectrum, and the primary measure of their performance is the 7-day current yield, which is included in the attached report. The Fund may be an important part of your overall financial plan, which we recommend you review regularly with your financial adviser.

Sincerely,

Judy A. Rice, President

Dryden Tax-Free Money Fund

Dryden Tax-Free Money Fund	1

Your Fund’s Performance

Fund objective

The investment objective of the Dryden Tax-Free Money Fund is to seek the highest level of current income that is exempt from federal income taxes, consistent with liquidity and the preservation of capital. There can be no assurance that the Fund will achieve its investment objective.

Yields will fluctuate from time to time, and past performance does not guarantee future results. Current performance may be lower or higher than the past performance data quoted. The investment return and principal value will fluctuate, and shares, when sold, may be worth more or less than the original cost. For the most recent month-end performance update, call (800) 225-1852. Gross operating expenses: 1.20%. Net operating expenses: 1.05%, after contractual reduction through 4/30/2008.

Fund Facts as of 6/30/07
	7-Day Current Yield†	Net Asset Value (NAV)	Taxable Equivalent Yield**			Weighted Avg. Maturity (WAM)	Net Assets (Millions)
			@28%	@33%	@35%
Dryden Tax-Free Money Fund	2.86%	$1.00	3.97%	4.27%	4.40%	42 Days	$36.5
iMoneyNet, Inc. Tax-Free National Retail Avg.*	3.07%	N/A	4.26%	4.58%	4.72%	21 Days	N/A

†	The 7-Day Current Yield for Dryden Tax-Free Money Fund includes a management fee waiver. Without this waiver, the yield would have been lower.

*	iMoneyNet, Inc. reports a 7-day current yield and WAM on Mondays for tax-free money funds. This is based on the data of all funds in the iMoneyNet, Inc. Tax-Free National Retail Average category as of June 25, 2007, the closest reported date prior to the end of our reporting period.

**	Some investors may be subject to the federal alternative minimum tax (AMT). Taxable equivalent yield represents the before-tax yield on a taxable investment for an investor subject to income tax at the rate indicated that is equivalent to the [7-Day Current Yield].

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

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Money Market Fund Yield Comparison

Weighted Average Maturity Comparison

Yields will fluctuate from time to time, and past performance does not guarantee future results. Yields for the fund would have been lower without management fee waiver. Current performance may be lower or higher than the past performance data quoted. The investment return and principal value will fluctuate, and shares, when sold, may be worth more or less than the original cost. For the most recent month-end performance update, call (800) 225-1852. Gross operating expenses: 1.20%. Net operating expenses: 1.05%, after contractual reduction through 4/30/2008.

The graphs portray weekly 7-day current yields and weekly WAMs for the Dryden Tax-Free Money Fund and the iMoneyNet, Inc. Tax-Free National Retail Average every Monday from June 26, 2006 to June 25, 2007, the closest dates to the beginning and end of the Fund’s reporting period. As a result, the data portrayed for the Fund at the end of the reporting period in the graphs may not match the data portrayed in the Fund Facts table as of June 30, 2007.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

Dryden Tax-Free Money Fund	3

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on January 1, 2007, at the beginning of the period, and held through the six-month period ended June 30, 2007. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to Individual Retirement Accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of JennisonDryden or Strategic Partners Funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio, and an assumed rate of return of 5% per year before

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expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Dryden Tax-Free Money Fund		Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class A	Actual	$1,000.00	$1,013.40	1.05%	$5.24
	Hypothetical	$1,000.00	$1,019.59	1.05%	$5.26

* Fund expenses (net of fee waivers or subsidies, if any) are equal to the annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended June 30, 2007, and divided by the 365 days in the Fund’s fiscal year ending December 31, 2007 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

Dryden Tax-Free Money Fund	5

Portfolio of Investments

as of June 30, 2007 (Unaudited)

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

SHORT-TERM INVESTMENTS 102.5%

Alaska 0.8%
Valdez Marine Term. Rev., Ref. BP Pipelines, Inc. Proj., Ser. A, F.R.D.D.	VMIG1	3.92%	07/02/07	$300	$300,000

Arizona 1.3%
Salt River Proj., Ser. A & B, C.P.	P-1	3.80	07/19/07	500	500,000

Florida 11.5%
Florida St. Brd. Ed., Cap. Outlay Pub. Ed., Ser. A, G.O.	Aa1	6.00	06/01/08	200	203,924
Florida St. Brd. Pub. Ed., Muni. Secs. Tr. Rcpts., F.R.D.D., Ser. SGA 102, G.O.	A-1+(c)	3.93	07/02/07	1,200	1,200,000
Marion Cnty. Sch. Brd. Ctfs. Partn., Ser. B, A.M.B.A.C.	Aaa	4.00	06/01/08	105	105,214
Muni. Secs. Tr. Ctfs., Ser. 2001-131, Cl. A, 144A, G.O., F.R.D.D.	A-1(c)	3.93	07/02/07	1,600	1,600,000
Muni. Secs. Tr. Ctfs., Ser. 2001-160, Cl. A, Rev., F.G.I.C., F.R.D.D.	A-1(c)	3.93	07/02/07	800	800,000
Orange Cnty. Tourist Dev. Tax Rev., Ser. A, A.M.B.A.C.	Aaa	5.00	10/01/07	300	301,075

					4,210,213

Georgia 4.2%
Stephens Cnty. Dev. Auth. Solid Wste. Disp. Facs. Rev., Caterpillar, Inc. Proj., Ser. 2000, A.M.T., F.R.W.D.	P-1	3.93	07/05/07	1,520	1,520,000

Illinois 7.7%
Cook Kane Lake & MC Henry Cntys. Cmtny. College Dist. No. 512, William Rains Harper College, Ser. A, G.O., F.S.A.	Aaa	5.50	12/01/07	200	201,548
Fulton Cnty. Unified Sch. Dist. No. 066, Canton, G.O., F.S.A.	Aaa	4.55	12/01/07	290	291,123

See Notes to Financial Statements.

Dryden Tax-Free Money Fund	7

Portfolio of Investments

as of June 30, 2007 (Unaudited) Cont’d

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Illinois Dev. Fin. Auth. Rev., Aurora Cent. Catholic High School, Ser. 1994, F.R.W.D.	A-1(c)	4.01%	07/04/07	$1,000	$1,000,000
Illinois Hlth. Facs. Auth. Rev., Mem. Hlth. Sys., Ser. 2003, F.R.D.D.	VMIG1	3.96	07/02/07	700	700,000
Municipal Secs. Tr. Ctfs., Ser. 2000-93, Cl. A, 144A, A.M.B.A.C., A.M.T., F.R.D.D.	A-1(c)	3.93	07/02/07	500	500,000
Will Cnty. Cmnty. United Sch. Dist. No. 365, VY View, Ser. A, G.O., F.S.A.	Aaa	4.35	11/01/07	100	100,246

					2,792,917

Indiana 5.5%
Hamilton Southeastern Cumberland Campus Sch. Bldg. Corp., First Mtg., Rev., F.S.A.	Aaa	4.70	07/15/07	150	150,064
Indiana Transn. Fin. Auth. Hwy. Rev. Mun. Secs. Tr. Rcpts., Ser. SGA 113, F.R.D.D.	A-1+(c)	3.93	07/02/07	1,000	1,000,000
IPS Multi-Sch. Bldg. Corp. Rev., F.S.A.	Aaa	4.00	07/15/07	850	850,142

					2,000,206

Louisiana 3.0%
St. Charles Parish Pollutn. Ctl. Rev., Var., Ref. Shell Oil Co., Proj. B., F.R.D.D.	VMIG1	3.92	07/02/07	900	900,000
Shell Oil Co., Norco Proj., Ser. 93, A.M.T., F.R.D.D.	VMIG1	3.96	07/02/07	190	190,000

					1,090,000

Maine 8.1%
York Rev., Stonewall Realty LLC Proj., Ser. 1999, A.M.T., F.R.W.D.	VMIG1	3.93	07/05/07	2,965	2,965,001

Michigan 0.7%
Hamilton Cmnty. Schs. Dist., Ref., F.G.I.C., G.O.	Aaa	5.50	05/01/08	250	250,000

See Notes to Financial Statements.

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Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Minnesota 5.5%
Owatonna Hsg. Rev., Second Century Proj., Ser. A, F.R.W.D.	VMIG1	3.93%	07/05/07	$1,400	$1,400,000
St. Paul Hsg. & Redev. Auth. Rev., Minn. Pub. Radio Proj., Ser. 2002, F.R.D.D.	VMIG1	3.96	07/02/07	600	600,000

					2,000,000

Missouri 9.5%
Missouri St. Hlth. & Edl. Facs. Auth., Edl. Facs. Rev., Bethesda Hlth. Group, Ser. A, F.R.D.D.	VMIG1	3.91	07/02/07	1,030	1,030,000
St. Louis Univ., Ser. 2002, Rev., F.R.D.D.	VMIG1	3.94	07/02/07	1,540	1,540,000
St. Louis Univ., Rev., Ser. B, F.R.D.D.	VMIG1	3.94	07/02/07	910	910,000

					3,480,000

Nebraska 1.7%
Lancaster Cnty. Hosp. Auth. Hlth. Facs. Rev., Var. Immanuel Hlth. Sys., Ser. A, F.R.D.D.	A-1(c)	3.92	07/02/07	630	630,000

Nevada 0.3%
Nevada St., Mun. Bd. Bk. Proj., 75 & 76, Ser D, F.S.A., G.O.	Aaa	4.00	07/01/07	100	100,000

New York 0.3%
Mun. Secs. Trust Ctfs. Rev., Ser. 2001-109, Class A, 144A, F.R.D.D.	VMIG1	3.93	07/02/07	100	100,000

Ohio 2.6%
East Lake Ind. Dev. Rev., Astro Model Dev. Corp. Proj., Ser. 1996, A.M.T., F.R.W.D.	NR	4.15	07/05/07	940	940,000

Pennsylvania 3.4%
Philadelphia Gas Wks Rev. Escrowed to Maturity—Third Ser., F.S.A.	Aaa	5.00	08/01/07	915	916,061

See Notes to Financial Statements.

Dryden Tax-Free Money Fund	9

Portfolio of Investments

as of June 30, 2007 (Unaudited) Cont’d

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Schuylkill Cnty. Ind. Dev. Auth. Res. Recovery Rev., Northeastern Pwr. Co., Ser. A, F.R.D.D.	A-1+(c)	3.92%	07/02/07	$310	$310,000

					1,226,061
South Carolina 4.1%
South Carolina St. Pub. Svc. Auth., C.P.	P-1	3.70	08/23/07	1,500	1,500,000

Tennessee 9.6%
Blount Cnty. Pub. Bldg. Auth., Loc. Govt. Pub. Impt., A-1-D, Rev., A.M.B.A.C., F.R.D.D.	VMIG1	3.95	07/02/07	1,465	1,465,000
Montgomery Cnty. Pub. Bldg. Auth. Pooled Fin. Rev., Tenn. Cnty. Ln. Pool, F.R.D.D.	VMIG1	3.88	07/02/07	1,000	1,000,000
Sevier Cnty. Pub. Bldg. Auth. Adj. Loc. Govt. Pub. Impt., IV-B-6, F.S.A., F.R.D.D.	VMIG1	3.95	07/02/07	350	350,000
IV-B-7, F.S.A., F.R.D.D.	VMIG1	3.95	07/02/07	200	200,000
IV-F-2, A.M.B.A.C., F.R.D.D.	VMIG1	3.95	07/02/07	500	500,000

					3,515,000

Texas 16.7%
Brownsville Impt. Corp., Sales Tax Rev., M.B.I.A.	Aaa	4.00	02/15/08	155	155,295
Del Indpt. Sch. Dist. Sch. Bldg., P.S.F. Gtd.	AAA(c)	4.50	06/15/08	505	507,798
EL Paso Cnty. Ctfs. Oblig., F.S.A., G.O.	Aaa	4.00	02/15/08	150	150,268
Grapevine Ref., G.O., F.S.A.	Aaa	4.00	08/15/07	145	145,076
Harris Cnty. Hlth. Facs. Dev. Corp. Hosp. Rev., Var., Texas Childrens Hosp. B-1, M.B.I.A., F.R.D.D.	VMIG1	3.92	07/02/07	925	925,000
Harris Co., Ser. D, C.P.	P-1	3.80	08/10/07	310	310,000
Keller Indpt. Sch. Dist. Mun. Secs. Tr. Rcpts., Ser. SGA 111, P.S.F., Gtd., F.R.D.D., 144A, G.O.	A-1+(c)	3.93	07/02/07	700	700,000
San Antonio Indpt. Sch. Dist., G.O., P.S.F., Gtd.	Aaa	4.00	08/15/07	170	170,087

See Notes to Financial Statements.

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Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Texas St. Tax & Rev., Antic. Nts.	MIG1	4.50%	08/31/07	$1,325	$1,326,831
Texas St. Tpk., Auth. Cent. Tpksys. Rev., Bd. Antic. Nts., Second Tier	Aa3	5.00	06/01/08	1,710	1,729,063

					6,119,418
Utah 1.1%
Salt Lake Cnty. Pollutn. Ctl. Rev., Var. Ref. Svc., Station Hldgs. PJ., Ser. 94, F.R.D.D.	P-1	3.92	07/02/07	410	410,000

Washington 1.8%
Benton Cnty. Sch. Dist. No. 17 Kennewick, Sch. BD, G.O., F.S.A.	Aaa	4.25	12/01/07	250	250,663
Seattle Mun. Lt. & Pwr Rev., Ser. SGA 96, F.R.D.D.	A-1+(c)	3.93	07/02/07	400	400,000

					650,663

Wisconsin 3.1%
Green Bay Wtr. Sys. Rev., F.S.A.	Aaa	4.00	11/01/07	100	100,131
Whitewater Ind. Dev. Rev., Trek Bicycle Corp. Proj., Ser. 1995, A.M.T., F.R.W.D.	NR	3.93	07/05/07	865	865,000
Wisconsin St. Clean Wtr. Rev., Ref. Ser. 2, M.B.I.A.	Aaa	5.25	06/01/08	150	152,000

					1,117,131

Total Investments 102.5% (cost $37,416,610)(d)					37,416,610
Liabilities in excess of other assets (2.5%)					(920,832)

Total Net Assets 100.0%					$36,495,778

(a)	The following abbreviations are used in the portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

A.M.B.A.C.—American Municipal Bond Assurance Corporation.

A.M.T.—Alternative Minimum Tax.

C.P.—Commercial Paper.

See Notes to Financial Statements.

Dryden Tax-Free Money Fund	11

Portfolio of Investments

as of June 30, 2007 (Unaudited) Cont’d

F.G.I.C. —Financial Guaranty Insurance Company.

F.R.D.D.—Floating Rate (Daily) Demand Note (b).

F.R.W.D.—Floating Rate (Weekly) Demand Note (b).

F.S.A.—Financial Security Assurance.

G.O.—General Obligation.

M.B.I.A.—Municipal Bond Insurance Association.

NR—Not Rated by Moody’s or Standard & Poor’s.

P.S.F.—Permanent School Fund.

(b)	For purposes of amortized cost valuation, the maturity date of these instruments is considered to be the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted.
(c)	Standard & Poor’s Rating.
(d)	The cost basis for federal income tax purposes is substantially the same as for financial statements purposes.

The Fund’s current Prospectus contains a description of Moody’s and Standard & Poor’s ratings.

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2007 were as follows:

Corporate Backed IDB & PCR	23.0%
Education	18.4
State	17.5
Pooled Financing	9.6
Nursing Home	6.7
Power	6.6
Transportation	6.4
Other	6.3
Hospital	6.2
Special Tax/Assessment	0.8
Water and Sewer	0.7
Lease Backed Certificate of Participation	0.3

102.5
Liabilities in excess of other assets	(2.5)

100.0%

See Notes to Financial Statements.

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Statement of Assets and Liabilities

as of June 30, 2007 (Unaudited)

Assets
Unaffiliated investments, at amortized cost which approximates market value	$37,416,610
Cash	21,806
Interest receivable	264,839
Receivable for capital stock transactions	179,585
Prepaid expenses	89

Total assets	37,882,929

Liabilities
Payable for investments purchased	790,042
Payable for capital stock transactions	398,853
Accrued expenses	106,146
Deferred directors’ fees	60,184
Dividends payable	17,257
Management fee payable	9,904
Distribution fee payable	3,537
Transfer agent fee payable	1,228

Total liabilities	1,387,151

Net Assets	$36,495,778

Net assets were comprised of:
Common stock, $.01 par value	$364,958
Paid-in capital in excess of par	36,130,820

Net assets June 30, 2007	$36,495,778

Net asset value, offering price and redemption price per share, $36,495,778 ÷ 36,495,778 outstanding shares of common stock (authorized 1,500,000,000 shares)	$1.00

See Notes to Financial Statements.

Dryden Tax-Free Money Fund	13

Statement of Operations

Six Months Ended June 30, 2007 (Unaudited)

Net Investment Income
Income
Interest	$614,342

Expenses
Management fee	81,997
Distribution fee	20,499
Custodian’s fees and expenses	25,000
Legal fees and expenses	17,000
Reports to shareholders	17,000
Registration fees	10,000
Audit fee	8,000
Transfer agent’s fees and expenses (including affiliated expense of $3,700) (Note 3)	8,000
Directors’ fees	4,000
Insurance	1,000
Miscellaneous	4,430

Total expenses	196,926
Less: Management fee waiver	(24,599)
Less: Custodian fee credit (Note 1)	(1,088)

Net expenses	171,239

Net investment income	443,103

Net Increase In Net Assets Resulting From Operations	$443,103

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended June 30, 2007	Year Ended December 31, 2006
Increase (Decrease) In Net Assets
Operations
Net investment income	$443,103	$883,702
Net realized gain on investment transactions	12,579	—

Net increase in net assets resulting from operations	455,682	883,702

Dividends and distributions (Note 1 & 4)
Dividends from net investment income	(443,103)	(883,702)
Distributions from net realized gains	(12,579)	—

Total dividends and distributions	(455,682)	(883,702)

Fund share transactions (at $1 per share)
Net proceeds from shares sold	55,185,342	105,548,026
Net asset value of shares issued in reinvestment of dividends and distributions	445,255	886,290
Cost of shares reacquired	(54,551,282)	(107,650,486)

Net increase (decrease) in net assets from Fund share transactions	1,079,315	(1,216,170)

Total increase (decrease)	1,079,315	(1,216,170)

Net Assets
Beginning of period	35,416,463	36,632,633

End of period	$36,495,778	$35,416,463

See Notes to Financial Statements.

Dryden Tax-Free Money Fund	15

Notes to Financial Statements

Prudential Tax-Free Money Fund, Inc. (doing business as Dryden Tax-Free Money Fund) (hereafter referred to as the “Fund”), is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to attain the highest level of current income that is exempt from federal income taxes, consistent with liquidity and preservation of capital. The Fund will invest in short-term tax-exempt debt securities of state and local governments. The ability of the issuers of the securities held by the Fund to meet their obligations may be affected by economic or political developments in a specific state, industry or region.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation: Portfolio securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. If the amortized cost method is determined not to represent fair value, the fair value shall be determined by or under the direction of the Board of Directors.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of securities are calculated on the identified cost basis. Interest income including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis, which may require the use of certain estimates by management.

Federal Income Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Dividends and Distributions: The Fund declares daily dividends from net investment income and net realized short-term capital gains. Payment of dividends is made monthly. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles.

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Custody Fee Credits: The Fund has an arrangement with its custodian bank, whereby uninvested monies earn credits which reduce the fees charged by the custodian. Such custody fee credits are presented as a reduction of gross expenses in the accompanying Statement of Operations.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with Prudential Investments LLC (“PI”). Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PIM is obligated to keep certain books and records of the Fund. PI pays for the services of PIM, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly, at an annual rate of .50 of 1% of the Fund’s average daily net assets up to $750 million, .425 of 1% of the next $750 million of average daily net assets and .375 of 1% of average daily net assets in excess of $1.5 billion. PI contractually agreed to waive a portion (an annual rate of .15 of 1% of the Fund’s average daily net assets) of its management fee, which amounted to $24,599. The effective annual management fee rate was .35 of 1% for the six months ended June 30, 2007.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”). The Fund compensated PIMS for distributing and servicing the Fund’s shares pursuant to the plan of distribution at an annual rate of .125 of 1% of the Fund’s average daily net assets. The distribution fee is accrued daily and payable monthly.

PI, PIM and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Dryden Tax-Free Money Fund	17

Notes to Financial Statements

Cont’d

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), and affiliate of PI, and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Note 4. New Accounting Pronouncements

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. The impact of the tax positions not deemed to meet the more-likely-than-not threshold would be recorded in the year in which they arise. On December 22, 2006 the Securities and Exchange Commission delayed the effective date until the last net asset value calculation in the first required financial reporting period for its fiscal year beginning after December 15, 2006. The Fund’s financial statements have not been impacted by the adoption of FIN 48. However, the conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including but not limited to, further implementation guidance expected from FASB, and on-going analysis of tax laws, regulations, and interpretations thereof.

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (FAS 157). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact, if any, in the financial statements has not yet been determined.

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Financial Highlights

(Unaudited)

JUNE 30, 2007	SEMIANNUAL REPORT

Dryden Tax-Free Money Fund

Financial Highlights

(Unaudited)

	Six Months Ended June 30, 2007
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$1.00

Net investment income and net realized gains	.014
Dividends and distributions to shareholders	(.014)

Net asset value, end of period	$1.00

Total Return(a):	1.34%
Ratios/Supplemental Data:
Net assets, end of period (000)	$36,496
Average net assets (000)	$33,070
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.05	%(b)(c)
Expenses, excluding distribution and service (12b-1) fees	.93	%(b)(c)
Net investment income	2.70	%(b)(c)

(a)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized.
(b)	Effective September 1, 2005, the manager of the Fund agreed to waive a portion of the management fee which amounted to an annual rate of .15 of 1% of the Fund’s average daily net assets. If the manager had not waived the expenses, the annual expenses (both including and excluding distribution and service (12b-1) fees) and net investment income ratios would be 1.20%, 1.08% and 2.55%, respectively, for the six months ended June 30, 2007, 1.32%, 1.19%, and 2.16%, respectively, for the year ended December 31, 2006 and 1.21%, 1.09% and 1.27%, respectively, for the year ended December 31, 2005.
(c)	Annualized.

See Notes to Financial Statements.

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Year Ended December 31,
2006		2005		2004	2003	2002

$1.00		$1.00		$1.00	$1.00	$1.00

.023		.014		.004	.004	.009
(.023)		(.014)		(.004)	(.004)	(.009)

$1.00		$1.00		$1.00	$1.00	$1.00

2.35%		1.41%		.44%	.42%	.94%

$35,416		$36,633		$50,170	$188,805	$176,480
$38,333		$44,460		$143,636	$207,138	$200,609

1.17	%(b)	1.16	%(b)	.86%	.84%	.86%
1.04	%(b)	1.04	%(b)	.74%	.72%	.73%
2.31	%(b)	1.32	%(b)	.36%	.39%	.86%

See Notes to Financial Statements.

Dryden Tax-Free Money Fund	21

Approval of Advisory Agreements

The Board of Directors (the “Board”) of Prudential Tax-Free Money Fund, Inc. oversees the management of the Dryden Tax-Free Money Fund (the “Fund”), and, as required by law, determines annually whether to renew the Fund’s management agreement with Prudential Investments LLC (“PI”) and the Fund’s subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). In considering the renewal of the agreements, the Board, including all of the Independent Directors, met on June 6-7, 2007 and approved the renewal of the agreements through July 31, 2008, after concluding that renewal of the agreements is in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with their consideration. Among other things, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups. The mutual funds included in each Peer Universe or Peer Group were objectively determined solely by Lipper Inc., an independent provider of mutual fund data. The comparisons placed the Fund in various quartiles over one-year, three-year and five-year time periods ending December 31, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

In approving the agreements, the Board, including the Independent Directors advised by independent legal counsel, considered the factors they deemed relevant, including the nature, quality and extent of services provided, the performance of the Fund, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders. In their deliberations, the Directors did not identify any single factor that was dispositive and each Director attributed different weights to the various factors. In connection with their deliberations, the Board considered information provided by PI throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on June 6-7, 2007.

The Directors determined that the overall arrangements between the Fund and PI, which serves as the Fund’s investment manager pursuant to a management agreement, and between PI and PIM, which serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PI, are fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment.

Dryden Tax-Free Money Fund

Approval of Advisory Agreements (continued)

Several of the material factors and conclusions that formed the basis for the Directors’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature and extent of services provided to the Fund by PI and PIM. The Board considered the services provided by PI, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of fund recordkeeping, compliance, and other services to the Fund. With respect to PI’s oversight of the subadviser, the Board noted that PI’s Strategic Investment Research Group (“SIRG”), which is a business unit of PI, is responsible for monitoring and reporting to PI’s senior management on the performance and operations of the subadviser. The Board also considered that PI pays the salaries of all of the officers and non-independent Directors of the Fund. The Board also considered the investment subadvisory services provided by PIM, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures.

The Board reviewed the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Fund and PIM, and also reviewed the qualifications, backgrounds and responsibilities of PIM’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PI’s and PIM’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PI and PIM. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (CCO) as to both PI and PIM. The Board noted that PIM is affiliated with PI.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to the Fund by PIM, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PI and PIM under the management and subadvisory agreements.

Performance of Dryden Tax-Free Money Fund

The Board received and considered information about the Fund’s historical performance, noting that the Fund’s performance was in the fourth quartile over the one-year, three-year, five-year and ten-year periods in relation to the Peer Universe (the retail Tax-Exempt Money Market Funds Performance Universe).

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The Board noted that PI had provided materials in advance of the meetings indicating that the Fund’s performance was primarily caused by the Fund’s relatively small asset base of $33 million, and the relatively high fixed and other operational costs incurred by the Fund. In light of this, PI advised the Board that it was evaluating the Fund’s long-term viability, and that it expected to discuss with the Board potential options for the Fund at a future meeting of the Board.

Fees and Expenses

The Fund’s actual management fee (which reflects any fee waivers, subsidies or expense caps) of 0.350% ranked in the second quartile in its Peer Group. The Board accepted PI’s recommendation to continue the existing voluntary management fee waiver of 0.15%. The Board concluded that the management fee was reasonable.

Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Fund’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. The Board did not separately consider the profitability of the subadviser, an affiliate of PI, as its profitability was reflected in the profitability report for PI. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase, but at the current level of assets, the Fund does not realize the effect of those rate reductions. The Board received and discussed information concerning whether PI realizes economies of scale as the Fund’s assets grow beyond current levels. The Board took note that the Fund’s fee structure would result in benefits to Fund shareholders when (and if) assets reach the levels at which the fee rate is reduced. These benefits will accrue whether or not PI is then realizing any economies of scale.

Dryden Tax-Free Money Fund

Approval of Advisory Agreements (continued)

Other Benefits to PI and PIM

The Board considered potential ancillary benefits that might be received by PI and PIM and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PI included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PI), as well as reputational or other intangible benefits resulting from PI’s association with the Fund. The Board concluded that the potential benefits to be derived by PIM included those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and reputational benefits. The Board concluded that the benefits derived by PI and PIM were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

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■MAIL	■TELEPHONE	■WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

DIRECTORS
David E. A. Carson • Robert F. Gunia • Robert E. La Blanc • Robin B. Smith • Stephen G. Stoneburn • Clay T. Whitehead

OFFICERS
Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer •
Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer •
Valerie M. Simpson, Deputy Chief Compliance Officer • Noreen M. Fierro, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	P.O. Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Sullivan & Cromwell LLP	125 Broad Street New York, NY 10004

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Dryden Tax-Free Money Fund, Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications to the Board or individual Directors are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s

Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (800) SEC-0330 (732-0330). The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Dryden Tax-Free Money Fund
	NASDAQ	PBFXX
	CUSIP	26248T301

MF103E2    IFS-A137155    Ed. 08/2007

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1)	Code of Ethics – Not required, as this is not an annual filing.

	(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

	(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Dryden Tax-Free Money Fund

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date August 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date August 23, 2007

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date August 23, 2007

*	Print the name and title of each signing officer under his or her signature.